THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 9, 2009 TO THE
                         PREFERRED SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

2. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 14, 2009.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFPRSUPP6909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 9, 2009 TO THE
                          SELECT SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

2. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 14, 2009.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFSESUPP6909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 9, 2009 TO THE
                           TRUST SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

2. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 15, 2009.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFTRSUPP6909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 9, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

2. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 14, 2009.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMISUPP6909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS


                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 9, 2009 TO THE
               CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS FOR
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
                      FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                     (COLLECTIVELY, THE "LIFEMODEL FUNDS"SM)
                             DATED DECEMBER 2, 2008


1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), an underlying fund in which the LifeModel Funds may invest, invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Treasury Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Treasury Fund does not participate in securities lending.

Effective immediately, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 32 of the Prospectus is revised accordingly.

2. EACH OF THE LIFEMODEL FUNDSSM INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

3. IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS WERE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE ON MARCH 20, 2009, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."

4. THE LIFEMODEL FUNDSSM PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF MARCH 20, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel FundsSM, Fifth Third Dividend Growth Fund or Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the LifeModel FundsSM Prospectus are hereby deleted in their entirety.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMABCSUPP6909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 9, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
                      FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                     (COLLECTIVELY, THE "LIFEMODEL FUNDS"SM)
                             DATED DECEMBER 2, 2008

1. EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY:

Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), an underlying fund in which the LifeModel Funds may invest, invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Treasury Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Treasury Fund does not participate in securities lending.

Effective immediately, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 30 of the Prospectus is revised accordingly.

2. EACH OF THE LIFEMODEL FUNDSSM INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

3. IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS WERE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE AS OF MARCH 20, 2009, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."

4. THE LIFEMODEL FUNDSSM PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF MARCH 20, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel FundsSM, Fifth Third Dividend Growth Fund or Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the LifeModel FundsSM Prospectus are hereby deleted in their entirety.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMSTBDSUPP6909


                                       3